Taxes On Income (Schedule Of Income Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Domestic	$ 655,486	$ 540,402	$ 421,471
Foreign	27,728	23,991	24,327
Income before taxes on income	$ 683,214	$ 564,393	$ 445,798